As filed with the U.S.  Securities and Exchange Commission on August 19, 2011
File No. 333-170106
File No. 811-22486

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	3	[	X	]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	6	[	X	]

GPS FUNDS II
(Exact Name of Registrant as Specified in Charter)

2300 Contra Costa Boulevard, Suite 425
Pleasant Hill, CA 94523-3967
(Address of Principal Executive Offices) (Zip Code)

 (Registrant’s Telephone Numbers, Including Area Code) (800) 664-5345

Carrie Hansen
2300 Contra Costa Boulevard, Suite 425
Pleasant Hill, CA 94523-3967
(Name and Address of Agent for Service)

Please send copies of all communications to:
Michael P. O’Hare, Esq.
Stradley, Ronon, Stevens & Young LLP
2005 Market Street, Suite 2600
Philadelphia, PA  19103

It is proposed that this filing will become effective (check appropriate box):

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 3 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 2 on Form N-1A filed July 29, 2011.  This PEA No. 3 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 2 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and  has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pleasant Hill, and State of California, on August 19, 2011.

GPS FUNDS II

By: /s/ Carrie E. Hansen
Carrie E. Hansen, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Gurinder S. Ahluwalia *	Trustee	August 19, 2011
Gurinder S. Ahluwalia

David M. Dunford *	Trustee	August 19, 2011
David M. Dunford

Paul S. Feinberg *	Trustee	August 19, 2011
Paul S. Feinberg

John A. Fibiger *	Trustee	August 19, 2011
John A. Fibiger

/s/ Carrie E. Hansen	President	August 19, 2011
Carrie E. Hansen

/s/ Starr E. Frohlich	Vice President and Treasurer	August 19, 2011
Starr E. Frohlich

*By:	/s/ Carrie E. Hansen
Carrie E. Hansen
Attorney-in-Fact pursuant to Power of Attorney previously filed and incorporated by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE